Income Taxes - Reconciliation of (loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
(Loss) Income before income taxes	$ (19,023)	$ 10,197	$ (23,956)
Computed recovery (expense) of income taxes		(4,355)	6,383
Decrease (increase) in income taxes resulting from:
Revisions to prior years	(2)	986	(1,064)
Resource property revenue taxes	(2,829)	(5,031)	(4,130)
Capital gains and losses on dispositions, net	29	(145)	(454)
Unrecognized losses in current year	(245)	(121)	(330)
Previously unrecognized deferred income tax assets, net	1,049	2	927
Permanent differences	252	(306)	(1,063)
Other non-taxable income	129	196	326
Other, net	372	(24)	(46)
Income tax (expense) recovery	$ (1,245)	$ (8,798)	$ 549